SIGNIFICANT ACCOUNTING POLICIES (Other Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Advertising expenses:
Advertising expenses	$ 18,557	$ 16,589	$ 14,931
Severance pay:
Severance pay expense	$ 455	$ 456	$ 380
Basic and diluted net income per share:
Anti-dilutive stock options excluded from the calculations of diluted net earnings per share	0	0